Organization and Nature of the Business	12 Months Ended
Dec. 31, 2024
Organization and Nature of the Business
Organization and Nature of the Business

1.Organization and Nature of the Business

Organization and Business

Alumis Inc. (the “Company”) is a clinical stage biopharmaceutical company focused on identifying, acquiring, and accelerating the development and commercialization of transformative medicines for autoimmune disorders. The Company leverages its proprietary precision data analytics platform, biological insights, and a team of experts with deep experience in precision medicine drug discovery, development, and immunology, to create medicines that significantly improve the lives of patients by replacing broad immunosuppression with targeted therapies.

The Company was founded on January 29, 2021, as a Delaware corporation under the name FL2021-001, Inc. FL2021-001, Inc.’s name was changed to Esker Therapeutics, Inc. on March 8, 2021 and to Alumis Inc. on January 6, 2022. The Company is headquartered in South San Francisco, California.

As of December 31, 2023, the Company had two wholly owned subsidiaries, FronThera U.S. Holdings, Inc. and FronThera U.S. Pharmaceuticals LLC. FronThera U.S. Holdings, Inc. was dissolved on April 8, 2024 and FronThera U.S. Pharmaceuticals LLC was dissolved on March 14, 2024. These subsidiaries did not have operations during the years ended December 31, 2024 and 2023.

Reverse Stock Split

On June 19, 2024, the board of directors approved, and on June 20, 2024, the Company effected, a reverse stock split of the shares of the Company’s outstanding common stock at a ratio of 1-for-4.675 (the “Reverse Stock Split”). The number of authorized shares and par value per share were not adjusted as a result of the Reverse Stock Split. All references to shares, options to purchase common stock, share amounts, per share amounts, and related information contained in the audited consolidated financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Split for all periods presented. The shares of common stock underlying outstanding stock options and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. In addition, the conversion ratios for each series of the Company’s redeemable convertible preferred stock, which were automatically convertible into shares of common stock upon the closing of the Company’s initial public offering (“IPO”) of common stock, were proportionally adjusted.

IPO and Concurrent Private Placement

On June 27, 2024, the Company’s Registration Statement on Form S-1 for its IPO was declared effective, and on July 1, 2024, the Company completed its IPO, pursuant to which it issued and sold 13,125,000 shares of its common stock at $16.00 price per share to the public. Net proceeds from the IPO were $193.3 million, after deducting underwriting discounts and commissions and other offering costs totaling $16.7 million.

In connection with the IPO, an existing investor and a holder of more than 5% of the Company’s capital stock, purchased an additional 2,500,000 shares of the Company’s common stock at the IPO price per share for total gross and net proceeds of $40.0 million in a private placement transaction (the “Concurrent Private Placement”). The closing of the Concurrent Private Placement was contingent on the closing of the IPO. The sale of such shares is not registered under the Securities Act of 1933, as amended (the “Securities Act”), and as such, the shares may not be offered or sold absent registration or an applicable exemption from registration. The shares sold in connection with the Concurrent Private Placement are subject to existing resale registration rights and were subject to a 180-day lock-up agreement with the underwriters in the IPO that expired on December 24, 2024. The Concurrent Private Placement closed on July 17, 2024.

Immediately prior to the closing of the IPO on July 1, 2024, all of the shares of the Company’s redeemable convertible preferred stock then outstanding converted into 28,855,656 shares of Class A common stock and 7,184,908 shares of Class B common stock at a 1-for-4.675 conversion ratio (the “Preferred Stock Conversion”). All outstanding Class A common stock shares and all outstanding Class B common stock shares were redesignated immediately thereafter into the same number of shares of voting common stock and non-voting common stock, respectively (the “Common Stock Reclassification”).

In connection with the closing of the Company’s IPO, the Company increased the authorized number of shares to 500,000,000 shares of common stock and 50,000,000 shares of preferred stock. The authorized number of common stock shares includes voting common stock of 492,815,092 shares and non-voting common stock of 7,184,908 shares.

Unless the context otherwise requires a different meaning, all references to “common stock” in these notes refers to the Company’s voting common stock and non-voting common stock combined.

Liquidity and Going Concern

The Company has incurred negative operating cash flows and significant losses from operations since its inception. For the years ended December 31, 2024 and 2023, the Company incurred net losses of $294.2 million and $155.0 million, respectively. Cash used in operating activities was $255.1 million and $130.0 million for the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024, the Company had an accumulated deficit of $658.6 million.

The Company has historically financed its operations primarily through issuance of common stock, redeemable convertible preferred stock and convertible promissory notes in private placements, and most recently, through its IPO and Concurrent Private Placement. The Company expects to continue to incur substantial losses for the foreseeable future, and its ability to achieve and sustain profitability will depend on the successful development, approval, and commercialization of any product candidates it may develop, and on the achievement of sufficient revenue to support its cost structure. The Company may never achieve profitability and, unless and until it does, it will need to continue to raise additional capital. The Company believes that, based on its current operating plan, its existing cash, cash equivalents and marketable securities of $288.3 million as of December 31, 2024, will not be sufficient to meet its operating and capital requirements for at least 12 months from the date of issuance of these consolidated financial statements and there is substantial doubt about the Company’s ability to continue as a going concern.

In February 2025, the Company entered into a Merger Agreement (as defined in Note 15) through an all-stock transaction that would improve the Company’s liquidity. However, as of the date of the issuance of these consolidated financial statements, the Merger has not been completed and there can be no assurance that it will be consummated. The Company will need to raise significant additional capital to fund ongoing research and development activities and maintain future operations. The Company’s management plans to monitor expenses and may raise additional capital through a combination of public and private equity, debt financings, strategic alliances, and licensing arrangements. The Company’s ability to access capital when needed is not assured and, if capital is not available to the Company when, and in the amounts, needed, on the terms which are favorable, the Company could be required to delay, scale back, or abandon some or all of its planned development programs and other operations, which could materially harm the Company’s business, financial condition and results of operations.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.